CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Total Alibaba Group Holding Limited shareholders' equity (deficits) IPO CNY (¥)	Total Alibaba Group Holding Limited shareholders' equity (deficits) CNY (¥)	Ordinary Shares Partner Capital Investment Plan shares	Ordinary Shares IPO shares	Ordinary Shares CNY (¥) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gain (loss) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings (Accumulated deficits) CNY (¥)	Noncontrolling interest Partner Capital Investment Plan CNY (¥)	Noncontrolling interest CNY (¥)	Partner Capital Investment Plan CNY (¥)	IPO CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2013		¥ (24)			¥ 1		¥ 21,655	¥ 0		¥ (852)	¥ 1,337	¥ (1,666)	¥ (8)	¥ (20,491)		¥ 537				¥ 513
Balance (in shares) at Mar. 31, 2013 | shares					2,175,220,739
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		552								16		536				2				554
Net change in unrealized gains on available-for-sale securities		293											293							293
Change in fair value of interest rate swaps under hedge accounting		36											36							36
Net income for the year		23,315												23,315		88				23,403
Liquidation and deconsolidation of subsidiaries		(14)										(14)								(14)
Acquisition of shares of a consolidated subsidiary		(7)					(7)									(2)				(9)
Acquisition of subsidiaries		276					276													276
Acquisition of subsidiaries (in shares) | shares					828,299
Issuance of ordinary shares															¥ 442		¥ 442
Issuance of ordinary shares (in shares) | shares			18,000,000
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		688					700			(12)										688
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares					30,880,761
Repurchase and retirement of ordinary shares		(228)					(32)			308				(504)						(228)
Repurchase and retirement of ordinary shares (in shares) | shares					(3,943,139)
Amortization of compensation cost		2,784					2,784									12				2,796
Equity-settled donation		1,269					1,269													1,269
Issuance of ordinary shares in relation to investment in equity investees and others		637					637													637
Issuance of ordinary shares in relation to investment in equity investees and others (in shares) | shares					5,824,000
Accretion to convertible preferred shareholders		(31)					(31)													(31)
Dividend to convertible preferred shareholders		(208)					(208)													(208)
Appropriation to statutory reserves											1,137			(1,137)
Balance at Mar. 31, 2014		29,338			¥ 1		27,043	0		(540)	2,474	(1,144)	321	1,183		1,079				30,417
Balance (in shares) at Mar. 31, 2014 | shares					2,226,810,660
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		59										49	10			(7)				52
Net change in unrealized gains on available-for-sale securities		3,102											3,102							3,102
Change in fair value of interest rate swaps under hedge accounting		(36)											(36)							(36)
Net income for the year		24,261												24,261		63				24,324
Liquidation and deconsolidation of subsidiaries											(26)			26		(378)				(378)
Acquisition of subsidiaries		3,782					3,782									10,897				14,679
Acquisition of subsidiaries (in shares) | shares					8,876,755
Issuance of ordinary shares	¥ 61,536					¥ 61,536												¥ 61,536
Issuance of ordinary shares (in shares) | shares				149,220,834
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		676					516			160										676
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares					20,240,334
Repurchase and retirement of ordinary shares		(256)					(13)			6				(249)						(256)
Repurchase and retirement of ordinary shares (in shares) | shares					(892,859)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		(7)					(7)									17				10
Repurchase from, net of subscription, by noncontrolling interest for Partner Capital Investment Plan		(37)								(37)						(86)				(123)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		15					15									(15)
Capital injection from noncontrolling interests																174				174
Amortization of compensation cost		12,659					12,659									291				12,950
Excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and related amortization		166					1,318		¥ (1,152)											166
Conversion of convertible preferred shares		10,293					10,293													10,293
Conversion of convertible preferred shares (In shares) | shares					91,243,312
Accretion to convertible preferred shareholders		(15)												(15)						(15)
Dividend to convertible preferred shareholders		(97)												(97)						(97)
Dividend declared by a consolidated subsidiary to noncontrolling interests																(61)				(61)
Appropriation to statutory reserves											267			(267)
Balance at Mar. 31, 2015		145,439			¥ 1		117,142	0	(1,152)	(411)	2,715	(1,095)	3,397	24,842		11,974				¥ 157,413
Balance (in shares) at Mar. 31, 2015 | shares					2,495,499,036														2,495,499,036	2,495,499,036
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		240								(16)		24	232			56				¥ 296
Net change in unrealized gains on available-for-sale securities		1,433											1,433						$ 222	1,433
Change in fair value of forward exchange contracts under hedge accounting		(168)											(168)						(26)	(168)
Net income for the year		71,460												71,460		(158)				71,302
Liquidation and deconsolidation of subsidiaries		21										21				(10,849)				(10,828)
Acquisition of shares of a consolidated subsidiary		(30)					(30)													(30)
Acquisition of subsidiaries																31,409				31,409
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		774					519			255										774
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares					25,016,386
Repurchase and retirement of ordinary shares		(19,795)					(2,774)							(17,021)						(19,795)
Repurchase and retirement of ordinary shares (in shares) | shares					(46,587,563)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		13					13									(13)
Capital injection from noncontrolling interests																56				56
Amortization of compensation cost		16,434					16,434									80				16,514
Tax benefits from share-based awards		725					725													725
Amortization of excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and others		441					177		264											441
Dividend declared by a consolidated subsidiary to noncontrolling interests																(3)				(3)
Appropriation to statutory reserves											529			(529)
Balance at Mar. 31, 2016		¥ 216,987			¥ 1		¥ 132,206	¥ 0	¥ (888)	¥ (172)	¥ 3,244	¥ (1,050)	¥ 4,894	¥ 78,752		¥ 32,552			$ 38,700	¥ 249,539
Balance (in shares) at Mar. 31, 2016 | shares					2,473,927,859														2,473,927,859	2,473,927,859